Risk Management (Details) - Schedule of security interests, collateral, or credit improvements - Credit risk [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-impaired financial assets
Total	$ 34,737,894	$ 30,612,061
Non-impaired financial assets [Member] | Properties/mortgages [Member]
Non-impaired financial assets
Total	28,012,572	27,013,636
Non-impaired financial assets [Member] | Investments and others [Member]
Non-impaired financial assets
Total	4,441,058	1,813,714
Impaired financial assets [Member] | Properties/mortgages [Member]
Non-impaired financial assets
Total	2,009,968	1,715,628
Impaired financial assets [Member] | Investments and others [Member]
Non-impaired financial assets
Total	$ 274,296	$ 69,083